SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2022
Supplemental Disclosure Of Cash Flow [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

Significant Non-Cash Investing and Financing Activities

During the year ended December 31, 2022, the Company:

a) issued 4,168,056 common shares, valued at $21,632,211, for the acquisition of the First Majestic royalty portfolio (Note 4);

b) reallocated $1,225,998 from reserves for 131,500 RSUs that settled; and

c) reallocated $506,825 from reserves for 479,536 stock options exercised.

During the year ended December 31, 2021, the Company:

a) issued 505,050 common shares, valued at $4,141,329, for the conversion of the Second Drawdown (Note 8);

b) issued 401,875 common shares, valued at $4,111,181 related to previously committed shares for the acquisition of Genesis and GSI;

c) reallocated $364,976 from reserves for 40,000 RSUs that settled; and

d) reallocated $216,086 from reserves for 200,832 stock options exercised.